Shareholder Fees {- Fidelity® SAI International Index Fund}	Dec. 30, 2020 USD ($)
10.31 Fidelity SAI International Index Fund PRO-08 | Fidelity® SAI International Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none